Contingent liability	6 Months Ended
Jun. 30, 2023
Disclosure of contingent liabilities [abstract]
Contingent liability

18. Contingent liability

In accordance with the terms of a Convertible Loan Note (‘Note’) on August 9, 2022 (the Conversion Date) the Company issued 179,468 Ordinary Shares and 358,936 listed warrants to the Note holder in full satisfaction of the Note in the aggregate amount of $762,740. The holder filed a claim in the English courts on 19 June 2023 asserting that notice was provided such that the Company should have paid it the value of the Note in cash, rather than by settling it through the issuance of Ordinary Shares and listed warrants. The holder is demanding payment of the face value of the Note, together with interest, (approximately $860,000). The litigation process is in its early stages and is not expected to conclude until late 2024 or later. The Company is contesting the claim in its entirety and believes that it acted correctly, under the terms of the Note and has accounted for the transaction on that basis, and that no further amounts are payable to the holder.